Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Results [Line Items]
Hyperinflation effects during period	$ 124,477	$ 270,380
Foreign currency exchange differences	136,960	110,635	$ (6,714)
Cash and cash equivalents [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	3,553	28,247	7,171
Other financial assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	57,818	143,279	117,018
Other non-financial assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	379	5,356	4,260
Trade and other receivables [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	210,587	193,532	10,015
Current tax assets and liabilities [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences		2,473	266
Other financial liabilities (financial debt and derivative instruments) [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(43,692)	(144,669)	(103,890)
Trade and other payables [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(45,142)	(76,575)	(30,326)
Other non-financial liabilities [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(46,543)	(41,008)	$ (11,228)
IAS 29 [Member]
Disclosure Of Financial Results [Line Items]
Hyperinflation effects during period	$ 124,477	$ 270,380